Long-term debt (Tables)	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Schedule Of Long-Term Debt
Long-term debt consists of the following at year-end:

	2018	2017
2027 Notes	$265,000	$265,000
2023 Notes	348,069	348,069
Capital lease obligations	6,503	4,539
Other long-term borrowings	16,676	22,900
Subtotal	636,248	640,508
Discount on 2023 Notes	(3,156)	(3,804)
Premium on 2023 Notes	1,187	1,438
Deferred financing costs	(4,019)	(4,641)
Total	630,260	633,501
Current portion of long-term debt	3,836	4,359
Long-term debt, excluding current portion	$626,424	$629,142

The following table presents information related to the purchase and repayments of the principal of the 2016 Notes:

		Amount
Date	Redemption price	BRL	$
November 25, 2015	93.75%	40,000	9,995
November 30, 2015	93.75%	7,039	1,715
January 29, 2016	97.75%	1,180	288
April 21, 2016	100.00%	421,765	118,797
May 5, 2016	97.00%	4,025	1,106
July 13, 2016	100.00%	200,991	60,965
Total		675,000	192,866
The following table presents information related to the Secured Loan Agreement:

Interest Expense (i) (ii)			DFC Amortization (ii)			Other Costs (ii) (iii)
2018	2017	2016	2018	2017	2016	2018	2017	2016
$—	$2,570	$6,519	$—	$3,251	$814	$—	$2,249	$—

(i)
These charges do not include the effect of the cross-currency interest rate swap agreements mentioned in Note 13, amounting to a loss of $6,921 and $18,177, during fiscal years 2017 and 2016, respectively. Including these effects the total interest cost amounts to $9,491 and $24,696, respectively.

(ii)	These charges are included within "Net interest expense" in the consolidated statement of income.

(iii)	Transaction costs related to the repayment of the Loan.
The following table presents additional information related to the 2027, 2023 and 2016 Notes (the "Notes"):

			Principal as of December 31,
	Annual interest rate	Currency	2018	2017	Maturity
2027 Notes	5.875%	USD	$265,000	$265,000	April 4, 2027
2023 Notes	6.625%	USD	348,069	348,069	September 27, 2023

	Interest Expense (i)			DFC Amortization (i)			Amortization of Discount, net (i)
	2018	2017	2016	2018	2017	2016	2018	2017	2016
2027 Notes	$15,569	$11,547	$—	$299	$224	$—	$—	$—	$—
2023 Notes	23,060	23,885	28,516	323	610	943	397	752	1,157
2016 Notes	—	—	6,668	—	—	391	—	—	(266)

(i)	These charges are included within "Net interest expense" in the consolidated statements of income.

Each loan under the agreement bore interest at the following annual interest rates:

Lender	Annual Interest Rate
Citibank N.A.	3M LIBOR + 2.439%
Itaú BBA International plc	5.26%
Banco Santander (Brasil) S.A., Cayman Islands Branch	4.7863%
Bank of America N.A.	3M LIBOR + 4.00%
JP Morgan Chase Bank, N.A.	3M LIBOR + 3.92%

Schedule Of Future Payments Related To Long-Term Debt
At December 31, 2018, future payments related to the Company’s long-term debt are as follows:

	Principal	Interest	Total
2019	$3,836	$40,537	$44,373
2020	3,355	40,243	43,598
2021	3,298	39,941	43,239
2022	3,493	39,598	43,091
2023	351,074	39,314	390,388
Thereafter	271,192	57,175	328,367
Total payments	636,248	256,808	893,056
Interest	—	(256,808)	(256,808)
Discount on 2023 Notes	(3,156)	—	(3,156)
Premium on 2023 Notes	1,187	—	1,187
Deferred financing cost	(4,019)	—	(4,019)
Long-term debt	$630,260	$—	$630,260